FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Disclosure of foreign currency risk explanatory (Details) - USD ($) $ in Thousands	Aug. 31, 2020	Aug. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Accounts receivable	$ 218	$ 507
Convertible Notes	17,212	16,075
Amounts held in Rand [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	100	1,204
Accounts receivable	140	436
Accounts payable	636	2,767
Amounts held in USD [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	1,189	3,708
Loan Payable	19,337	18,785
Convertible Notes	$ 17,212	$ 16,075